Investment Objectives and Goals	Aug. 07, 2026
HORIZON EXPANSION LEADERS ETF
Prospectus [Line Items]
Risk/Return [Heading]	HORIZON EXPANSION LEADERS ETF
Objective, Primary [Text Block]	Investment Objective: Horizon Expansion Leaders ETF (the “Expansion Leaders Fund” or the “Fund”) seeks capital appreciation.
HORIZON HIGH INCOME ETF
Prospectus [Line Items]
Risk/Return [Heading]	HORIZON HIGH INCOME ETF
Objective, Primary [Text Block]	Investment Objective: Horizon High Income ETF (the “High Income Fund” or the “Fund”) seeks current income and capital appreciation.